RESTRICTED STOCK UNITS	6 Months Ended
Jun. 30, 2013
Restricted Stock Units [Abstract]
RESTRICTED STOCK UNITS
8.   RESTRICTED STOCK UNITS

In January 2013, the Company issued 35,061 common shares and paid $181,610 to members of the Board of Directors and to the General Manger and the Dry Bulk Manager in settlement of the first and second tranches of the RSUs granted in December 2011 and December 2010, respectively, which vested on December 29, 2012. These settlements represent 50% of the value in common shares and 50% of the value in cash for each of the directors and each of the two management companies.

On January 24, 2013, the Board of Directors granted a total of 94,476 RSUs pursuant to the 2010 Equity Plan to members of the Board and the two management companies. These RSUs will vest over three years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

Total RSUs outstanding at June 30, 2013 is 176,316. As of December 31, 2012, total RSUs outstanding were 132,618.